Retirement Benefits (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Amortization of net actuarial loss	$ 87.2	$ 76.5	$ 71.6
Amortization to net income (loss) of net prior service cost (credits)	(2.6)	(2.6)	(1.6)
Net loss arising during the period	(180.5)	(141.4)	(42.7)
Pension Benefits [Member]
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Beginning of year accumulated other comprehensive loss	(1,470.3)	(1,426.1)
Amortization of net actuarial loss	73.7	65.9
Amortization to net income (loss) of net prior service cost (credits)	0.3	0.3
Net loss arising during the period	(173.4)	(110.4)
End of year accumulated other comprehensive loss	(1,569.7)	(1,470.3)	(1,426.1)
Net change in accumulated other comprehensive loss	(99.4)	(44.2)
Other Postretirement Benefits
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Beginning of year accumulated other comprehensive loss	(107.0)	(83.7)
Amortization of net actuarial loss	13.5	10.6
Amortization to net income (loss) of net prior service cost (credits)	(2.9)	(2.9)
Net loss arising during the period	(7.1)	(31.0)
End of year accumulated other comprehensive loss	(103.5)	(107.0)	$ (83.7)
Net change in accumulated other comprehensive loss	$ 3.5	$ (23.3)